12. Leases (Details - Operating lease liability) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Office lease	$ 1,583,622
Less: current portion	(264,165)	$ 0
Long term portion	1,319,457	$ 0
Kokomo Lease [Member]
Office lease	349,609
Less: current portion	(58,031)
Long term portion	291,578
Valparaiso Lease [Member]
Office lease	324,350
Less: current portion	(107,810)
Long term portion	216,540
Merrill Lease [Member]
Office lease	700,279
Less: current portion	(44,228)
Long term portion	656,051
Tuscaloosa Lease [Member]
Office lease	209,384
Less: current portion	(54,096)
Long term portion	$ 155,288